UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
New Jersey (92.9%)
Bergen County NJ Improvement Auth. BAN	1.250%	5/11/10	32,000	32,051
Burlington County NJ BAN	2.000%	10/21/10	9,000	9,088
Camden County NJ Health Care Rev. (Cooper
Health) VRDO	0.150%	3/5/10 LOC	12,460	12,460
Camden County NJ Improvement Auth. Lease
Rev. VRDO	0.170%	3/5/10 LOC	49,500	49,500
Delaware River & Bay Auth. New Jersey Rev.
VRDO	0.160%	3/5/10 LOC	4,300	4,300
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.160%	3/5/10 LOC	60,400	60,400
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.180%	3/5/10 LOC	67,500	67,500
Essex County NJ Improvement Auth. Rev.
(Jewish Community Center) VRDO	0.130%	3/5/10 LOC	11,625	11,625
Fair Lawn NJ BAN	2.000%	12/16/10	15,665	15,871
Florham Park NJ BAN	1.500%	2/1/11	5,700	5,761
1 Garden State Preservation Trust New Jersey
TOB VRDO	0.200%	3/5/10 (4)	4,185	4,185
Gloucester County NJ BAN	2.000%	10/14/10	23,500	23,730
Gloucester County NJ PCR (Mobil Oil Refining
Corp.) VRDO	0.090%	3/1/10	24,235	24,235
Linden NJ BAN	2.000%	5/14/10	12,204	12,240
1 Madison Borough NJ Board of Educ. TOB
VRDO	0.190%	3/5/10 LOC	11,710	11,710
Mount Laurel Township NJ BAN	1.500%	4/20/10	12,533	12,543
Mount Laurel Township NJ BAN	2.000%	10/27/10	12,593	12,723
New Jersey Building Auth. Rev. VRDO	0.160%	3/5/10 LOC	13,385	13,385
New Jersey Building Auth. Rev. VRDO	0.160%	3/5/10 LOC	25,930	25,930
New Jersey Building Auth. Rev. VRDO	0.160%	3/5/10 LOC	14,355	14,355
New Jersey Econ. Dev. Auth. (Port Newark
Container) VRDO	0.180%	3/5/10 LOC	30,700	30,700
1 New Jersey Econ. Dev. Auth. (School Fac.
Construction) TOB VRDO	0.200%	3/5/10 (4)	11,065	11,065
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan
Project) CP	0.320%	5/4/10 LOC	55,000	55,000
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. (New Jersey Natural Gas) VRDO	0.210%	3/5/10 LOC	8,500	8,500
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.120%	3/1/10 LOC	3,100	3,100
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.140%	3/1/10 LOC	14,300	14,300
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.160%	3/5/10 LOC	19,700	19,700
1 New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.160%	3/5/10 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Cooper
Health System) VRDO	0.160%	3/5/10 LOC	16,300	16,300
New Jersey Econ. Dev. Auth. Rev. (Crowley
Liner Services) VRDO	0.160%	3/5/10 LOC	2,465	2,465

1 New Jersey Econ. Dev. Auth. Rev. (Duke Farms
Foundation) TOB VRDO	0.220%	3/5/10	3,900	3,900
New Jersey Econ. Dev. Auth. Rev. (Duke Farms
Foundation) VRDO	0.120%	3/1/10 LOC	16,600	16,600
New Jersey Econ. Dev. Auth. Rev. (Franciscan
Oaks Project) VRDO	0.140%	3/5/10 LOC	3,350	3,350
New Jersey Econ. Dev. Auth. Rev. (Frisch
School Project) VRDO	0.140%	3/5/10 LOC	21,060	21,060
New Jersey Econ. Dev. Auth. Rev. (Geriatric
Services Housing Corp.) VRDO	0.160%	3/5/10 LOC	13,935	13,935
New Jersey Econ. Dev. Auth. Rev. (Jewish
Community Center) VRDO	0.190%	3/5/10 LOC	4,845	4,845
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.130%	3/1/10	4,800	4,800
New Jersey Econ. Dev. Auth. Rev. (Ocean
Spray Cranberries) VRDO	0.300%	3/5/10 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint
Benedict Project) VRDO	0.140%	3/5/10 LOC	16,415	16,415
New Jersey Econ. Dev. Auth. Rev. (Order Saint
Benedict Project) VRDO	0.140%	3/5/10 LOC	15,000	15,000
New Jersey Econ. Dev. Auth. Rev. (Passaic
Hebrew Institute) VRDO	0.140%	3/5/10 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev. (Presbyterian
Homes) VRDO	0.160%	3/5/10 LOC	15,100	15,100
New Jersey Econ. Dev. Auth. Rev. (Ranney
School Project) VRDO	0.140%	3/5/10 LOC	10,310	10,310
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction) BAN	2.500%	6/18/10	25,000	25,152
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	0.230%	3/5/10 (4)	5,800	5,800
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.110%	3/1/10 LOC	65,795	65,795
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.120%	3/1/10 LOC	30,700	30,700
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.140%	3/1/10 LOC	13,350	13,350
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.130%	3/5/10 LOC	19,700	19,700
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.160%	3/5/10 LOC	34,700	34,700
New Jersey Econ. Dev. Auth. Rev. (StoltHaven
Project) VRDO	0.160%	3/5/10 LOC	9,500	9,500
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon
Project) VRDO	0.060%	3/1/10	1,700	1,700
New Jersey Econ. Dev. Auth. Rev. VRDO	0.140%	3/5/10 LOC	9,720	9,720
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,551
1 New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.160%	3/5/10	25,300	25,300
New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.160%	3/5/10	10,900	10,900
1 New Jersey Educ. Fac. Auth. Rev. (Institute for
Defense Analyses) VRDO	0.190%	3/5/10 LOC	9,435	9,435
1 New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.) TOB VRDO	0.200%	3/5/10	10,900	10,900
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/10 (Prere.)	11,210	11,387
New Jersey GO	5.700%	5/1/10 (Prere.)	10,790	10,887
New Jersey GO	6.000%	5/1/10 (Prere.)	4,985	5,032

New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital Corp.) VRDO	0.170%	3/5/10 LOC	44,000	44,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.170%	3/5/10 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.170%	3/5/10 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.170%	3/5/10 LOC	23,100	23,100
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.170%	3/5/10 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.140%	3/5/10 LOC	37,500	37,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian IV) VRDO	0.150%	3/5/10 (12)	19,100	19,100
New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.) VRDO	0.140%	3/5/10 LOC	7,905	7,905
New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.) VRDO	0.140%	3/5/10 LOC	19,260	19,260
New Jersey Health Care Fac. Financing Auth.
Rev. (RWJ Health Care Corp.) VRDO	0.160%	3/5/10 LOC	10,840	10,840
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.140%	3/5/10 LOC	7,200	7,200
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.150%	3/5/10 LOC	14,000	14,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.160%	3/5/10 LOC	27,850	27,850
1 New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	0.230%	3/5/10 (12)	5,880	5,880
1 New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	0.230%	3/5/10 (12)	9,600	9,600
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.140%	3/5/10 LOC	10,030	10,030
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.140%	3/5/10 LOC	20,645	20,645
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.160%	3/5/10 LOC	16,805	16,805
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.150%	3/5/10 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.170%	3/5/10 LOC	30,000	30,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.180%	3/5/10 (4)	14,900	14,900
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.180%	3/5/10 (4)	12,320	12,320
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.180%	3/5/10 (4)	23,195	23,195
1 New Jersey Housing & Mortgage Finance
Agency Rev. TOB VRDO	0.250%	3/5/10	7,160	7,160
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.150%	3/5/10	30,000	30,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.160%	3/5/10	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.180%	3/5/10	10,500	10,500

New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.180%	3/5/10	14,100	14,100
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.180%	3/5/10	9,900	9,900
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. TOB
VRDO	0.310%	3/5/10	7,225	7,225
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. VRDO	0.170%	3/5/10	15,000	15,000
1 New Jersey State Transp. Trust Fund Auth.
Capital Appreciation TOB VRDO	0.190%	3/5/10 LOC	24,355	24,355
1 New Jersey State Transp. Trust Fund Auth.
Capital Appreciation TOB VRDO	0.220%	3/5/10 LOC	11,045	11,045
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	25,500	26,247
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	25,000	25,740
New Jersey Transp. Corp. COP	6.000%	9/15/10 (Prere.)	13,000	13,403
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	8,660	8,799
1 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.210%	3/5/10 (13)	15,415	15,415
1 New Jersey Transp. Trust Fund Auth. TOB
VRDO	0.200%	3/5/10 LOC	16,025	16,025
1 New Jersey Transp. Trust Fund Auth. TOB
VRDO	0.200%	3/5/10 LOC	12,060	12,060
1 New Jersey Transp. Trust Fund TOB VRDO	0.220%	3/5/10 LOC	37,030	37,030
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.200%	3/5/10 LOC	22,140	22,140
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.500%	3/5/10 (4)	8,545	8,545
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.500%	3/5/10 (4)	6,745	6,745
New Jersey Turnpike Auth. Rev. VRDO	0.230%	3/5/10 LOC	76,900	76,900
Parsippany - Troy Hills Township NJ BAN	2.000%	11/10/10	15,000	15,164
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.180%	3/5/10	4,800	4,800
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.190%	3/5/10	10,685	10,685
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.200%	3/5/10	4,250	4,250
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.210%	3/5/10 (4)	12,000	12,000
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.210%	3/5/10 (4)	5,000	5,000
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.230%	3/5/10 (4)	7,770	7,770
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.250%	3/5/10 (4)	23,515	23,515
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.250%	3/5/10	8,085	8,085
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.260%	3/5/10	5,600	5,600
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.290%	3/5/10	3,335	3,335
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.290%	3/5/10	5,555	5,555
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.330%	3/5/10 (4)	4,050	4,050
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.350%	3/5/10	7,320	7,320
Princeton Univ. New Jersey CP	0.220%	6/15/10	7,650	7,650
Rutgers State Univ. New Jersey VRDO	0.090%	3/1/10	46,500	46,500
Rutgers State Univ. New Jersey VRDO	0.120%	3/1/10	61,400	61,400

Salem County NJ Financing Auth. PCR (Exelon
Project) CP	0.220%	3/8/10 LOC	19,000	19,000
Salem County NJ Financing Auth. PCR (PSEG
Power) VRDO	0.230%	3/5/10 LOC	6,200	6,200
Salem County NJ Financing Auth. PCR (PSEG
Power) VRDO	0.230%	3/5/10 LOC	2,200	2,200
Scotch Plains Township NJ BAN	1.750%	1/21/11	8,435	8,542
South Jersey Transp. Auth. New Jersey Transp.
System Rev. VRDO	0.170%	3/5/10 LOC	26,500	26,500
Sussex County NJ BAN	2.500%	6/23/10	10,558	10,625
1 Tobacco Settlement Financing Corp. New
Jersey Rev. TOB VRDO	0.500%	4/7/10 (Prere.)	21,885	21,885
Union County NJ BAN	1.750%	7/1/10	20,000	20,096
Union County NJ PCR (Exxon) VRDO	0.060%	3/1/10	11,500	11,500
Union County NJ PCR (Exxon) VRDO	0.090%	3/1/10	25,180	25,180
				2,256,422
Puerto Rico (7.4%)
1 Puerto Rico Aqueduct & Sewer Auth. Rev. TOB
VRDO	0.240%	3/5/10 (12)	5,450	5,450
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/10 (Prere.)	6,250	6,415
1 Puerto Rico Electric Power Auth. Rev. TOB
VRDO	0.220%	3/5/10 (4)	11,330	11,330
1 Puerto Rico Highway & Transp. Auth. Rev. TOB
VRDO	0.220%	3/5/10 (4)	3,000	3,000
1 Puerto Rico Housing Finance Auth. Rev. TOB
VRDO	0.200%	3/5/10	9,260	9,260
1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories)
PUT	2.000%	3/1/11	12,575	12,575
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.190%	3/5/10 LOC	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.190%	3/5/10 LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.200%	3/5/10	7,325	7,325
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.220%	3/5/10	92,500	92,500
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.220%	3/5/10	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	3/5/10	11,300	11,300
				180,355
Total Tax-Exempt Municipal Bonds (Cost $2,436,777)				2,436,777
Other Assets and Liabilities-Net (-0.3%)				(8,132)
Net Assets (100%)				2,428,645

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $572,235,000, representing 23.6% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.

New Jersey Tax-Exempt Money Market Fund

FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

New Jersey Tax-Exempt Money Market Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (98.3%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (14)	1,755	1,757
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (14)	4,025	4,292
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (14)	3,685	4,299
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (14)	1,480	1,751
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	725	780
Bayonne NJ TAN	5.750%	7/1/35	10,000	10,638
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,554
Camden County NJ Improvement Auth. Lease
Rev.	5.375%	9/1/10 (4)(Prere.)	850	873
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,335	1,474
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,140	1,258
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,025	1,131
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12 (Prere.)	1,265	1,396
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (14)	2,560	2,744
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (14)	2,165	2,320
Cape May County NJ PCR (Atlantic City
Electric)	6.800%	3/1/21 (14)	15,400	18,895
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (14)	5,685	6,189
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,039
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.625%	1/1/26 (4)	2,500	2,502
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,833
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,984
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,146
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,503
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,170
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,501
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,737
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	11,475
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	5,736
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	3,914
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	999
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,708
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,999
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,723
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	18,000	20,106
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	9,825	6,097
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	32,200	18,875
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/16 (14)	1,000	1,092

Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/17 (14)	865	960
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/20 (14)	1,150	1,226
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/23 (14)	1,000	1,042
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	4/1/38	9,750	10,158
Gloucester Township NJ GO	5.750%	7/15/10 (2)	500	509
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,510	2,866
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,443
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	2,090
Hoboken-Union City-Weehawken NJ Sewerage
Auth. Rev.	6.250%	8/1/13 (14)	9,590	10,681
Irvington Township NJ GO	0.000%	8/1/10 (14)(ETM)	2,080	2,076
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,569
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,439
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (14)	11,195	13,535
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,106
Mercer County NJ Improvement Auth. Special
Services School Dist. Rev.	5.950%	12/15/12	3,775	4,279
Middlesex County NJ COP	5.000%	8/1/11 (14)	1,050	1,117
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,273
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (14)	1,825	1,853
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (14)	1,925	1,948
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/15	435	257
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/20	500	281
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/32	5,100	2,861
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.125%	1/1/37	3,500	1,967
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,779
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,793
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,644
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,541
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,156
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,829
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,787
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,053
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	5.250%	8/1/26	1,000	1,132
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	5.875%	8/1/31	1,000	1,140
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	6.000%	8/1/38	3,900	4,415
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/12 (2)(Prere.)	2,115	2,325
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/12 (2)(Prere.)	2,225	2,446

Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13 (2)	1,545	1,708
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14 (2)	3,205	3,576
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16 (2)	1,000	1,108
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18 (2)	2,000	2,204
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21 (2)	1,275	1,371
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (14)	1,285	1,378
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (14)	1,280	1,373
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (14)	910	972
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,070
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,506
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,756
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,065
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/10	5,000	5,060
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/11	6,590	6,912
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/13	5,000	5,503
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/16	4,000	4,455
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/17	3,000	3,333
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18	9,000	9,938
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/19	9,755	10,639
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/20	1,500	1,617
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/23	1,000	1,057
New Jersey Econ. Dev. Auth. Market Transition
Fac. Rev.	5.500%	9/1/29 (14)	7,055	7,761
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.625%	6/15/17	350	350
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.750%	6/15/29	19,500	19,319
New Jersey Econ. Dev. Auth. Rev. (Diocese of
Metuchen Project) VRDO	0.190%	3/5/10 LOC	9,855	9,855
New Jersey Econ. Dev. Auth. Rev. (El Dorado
Terminals) VRDO	0.190%	3/1/10 LOC	6,300	6,300
New Jersey Econ. Dev. Auth. Rev. (Hillcrest
Health Service)	0.000%	1/1/12 (2)	2,500	2,357
New Jersey Econ. Dev. Auth. Rev. (Hillcrest
Health Service)	0.000%	1/1/13 (2)	3,000	2,716
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.100%	3/1/10	13,700	13,700
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.130%	3/1/10	15,000	15,000

New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/24 (14)	6,000	6,491
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/25 (14)	14,000	15,057
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/26 (14)	2,500	2,667
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/31 (14)	25,175	25,319
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.125%	3/1/28	8,000	8,350
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.500%	12/15/29	11,520	12,515
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.125%	3/1/30 (10)	1,000	1,027
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	9/1/30	4,065	4,215
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	9/1/34	8,000	8,164
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/12	2,000	2,151
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,349
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (14)(Prere.)	4,000	4,552
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	7,500	8,374
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	14,000	15,704
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,000	11,328
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	14,000	15,899
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/18	2,650	2,887
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (14)	10,285	11,900
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	1,550	1,781
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	9,500	10,094
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.125%	3/1/30	12,000	12,322
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/30 (14)	5,480	5,607
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33	7,825	7,988
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	23,500	23,734
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	17,650	17,815
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	8,000	8,963
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	12,500	14,005
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	28,000	31,394
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	5,000	5,606
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.110%	3/1/10 LOC	4,660	4,660
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.120%	3/1/10 LOC	5,400	5,400
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.140%	3/1/10 LOC	7,245	7,245
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.130%	3/5/10 LOC	10,000	10,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.160%	3/5/10 LOC	10,900	10,900
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/11 (14)(ETM)	4,650	4,607
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/12 (14)	4,550	3,940
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/13 (14)	4,500	3,653

New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,197
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/14	15,000	16,862
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/18	5,965	6,688
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/19	2,580	2,862
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,783
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,488
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	10,000	10,488
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,284
New Jersey Educ. Fac. Auth. Rev. (College of
New Jersey)	5.000%	7/1/14 (4)	3,180	3,626
New Jersey Educ. Fac. Auth. Rev. (College of
New Jersey)	5.000%	7/1/16 (4)	4,410	5,070
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (14)	2,060	2,319
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (14)	1,550	1,745
New Jersey Educ. Fac. Auth. Rev. (Fairleigh
Dickinson Univ.)	5.500%	7/1/23	2,750	2,745
New Jersey Educ. Fac. Auth. Rev. (Georgian
Court Univ.)	5.000%	7/1/33	1,000	947
New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.160%	3/5/10	2,925	2,925
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,970
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	3,164
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (14)	2,585	2,787
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (14)	3,025	3,242
New Jersey Educ. Fac. Auth. Rev. (Montclair
State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,505
New Jersey Educ. Fac. Auth. Rev. (Montclair
State Univ.)	5.000%	7/1/27 (2)	5,000	5,167
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/17 (14)	1,000	1,055
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/18 (14)	1,470	1,546
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/20 (14)	1,725	1,813
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	5.000%	7/1/20	6,020	7,083
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	5.000%	7/1/34	4,000	4,312
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.500%	7/1/35	10,000	10,202
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.500%	7/1/37	9,160	9,309
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.250%	7/1/40	2,000	1,940
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,869
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,111
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/15 (14)	1,550	1,640
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/16 (14)(Prere.)	4,000	4,694
New Jersey Educ. Fac. Auth. Rev. (Richard
Stockton College)	5.375%	7/1/38	5,000	5,199

New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11 (3)(Prere.)	235	253
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11 (3)(Prere.)	190	204
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11 (3)(Prere.)	205	220
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,181
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/14 (14)	2,070	2,205
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/15 (14)	1,690	1,800
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/16 (14)	1,845	1,965
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.000%	7/1/24 (14)	2,200	2,302
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/10 (2)	1,500	1,520
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/12 (2)	1,275	1,292
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/15 (2)	400	422
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/16 (2)	200	211
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,808
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,833
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.000%	7/1/34	1,650	1,596
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	7.500%	12/1/32	7,250	8,189
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	10/1/13	3,785	4,211
New Jersey Health Care Fac. Financing Auth.
Rev.	5.500%	10/1/23	10,000	10,721
New Jersey Health Care Fac. Financing Auth.
Rev.	5.750%	10/1/31	1,500	1,603
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	7/1/36	14,250	13,685
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/13	7,330	7,920
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/14	7,695	8,416
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/15	5,000	5,454
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/18	9,095	9,708
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,455
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,956
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,326
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,848
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,770

New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,920
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	9,809
New Jersey Health Care Fac. Financing Auth.
Rev. (Capital Health Systems Obligated
Group)	5.750%	7/1/13 (Prere.)	7,000	7,938
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hospital)	5.000%	7/1/24	800	744
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hospital)	5.500%	7/1/30	3,055	3,014
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hospital)	5.500%	7/1/36	6,800	6,455
New Jersey Health Care Fac. Financing Auth.
Rev. (Community Medical Center/Kimball
Medical Center/Kensignton Manor Care
Center)	5.000%	7/1/10 (4)	4,695	4,709
New Jersey Health Care Fac. Financing Auth.
Rev. (Community Medical Center/Kimball
Medical Center/Kensington Manor Care
Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13 (14)	2,355	2,360
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.125%	1/1/21	15,000	15,256
New Jersey Health Care Fac. Financing Auth.
Rev. (Holy Name Hosp.)	5.250%	7/1/30	4,000	3,598
New Jersey Health Care Fac. Financing Auth.
Rev. (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,212
New Jersey Health Care Fac. Financing Auth.
Rev. (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,269
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health System Obligated
Group)	5.625%	7/1/13 (4)	7,255	7,330
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health System Obligated
Group)	5.250%	7/1/29 (4)	13,150	13,161
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems)	5.000%	7/1/38 (12)	4,400	4,409
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian IV) VRDO	0.150%	3/5/10 (12)	4,500	4,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	2,996
New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.) VRDO	0.140%	3/5/10 LOC	7,500	7,500
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,910
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,360
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,920
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	5.000%	7/1/46	7,505	7,049
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/13 (14)	2,695	2,680
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/16 (14)	2,340	2,238

New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	0.000%	7/1/21 (14)	1,740	786
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	0.000%	7/1/21 (14)(ETM)	1,260	831
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.000%	7/1/29	4,375	3,526
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,076
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,052
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.750%	7/1/33	3,000	3,112
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,145
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.750%	12/1/21	5,000	5,222
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/25	1,500	1,547
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/26	1,500	1,535
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	6/1/27	6,280	6,461
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.750%	12/1/29	2,000	2,027
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.625%	6/1/30	5,000	5,271
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,040	2,052
New Jersey Housing & Mortgage Finance
Agency Rev.	6.500%	10/1/38	3,880	4,240
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)(ETM)	875	951
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)	775	841
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (14)(ETM)	250	302
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (14)	5,505	6,310
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,418
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,000	1,138
New Jersey Transp. Corp. COP	5.750%	9/15/10 (Prere.)	2,000	2,062
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	5,000	5,329
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,988
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,711
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	17,151
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/12 (14)	1,000	1,106
1 New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	7,000	8,034
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14 (2)	10,000	11,510
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (14)(ETM)	5,000	5,928
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15 (2)	1,000	1,145
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	14,810	16,621
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	8,480	9,517
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	1,775	2,049
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18 (4)	5,000	5,750
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	22,675	25,769
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	7,500	8,523
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19 (4)	8,000	9,092
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,821
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	9,000	10,208
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	5,000	5,671

New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	5,800	6,579
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	7,000	8,041
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	8,000	9,217
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22	6,375	7,291
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22 (12)	5,000	5,751
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	5,750	6,718
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	2,000	950
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	17,787
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	4,900	5,716
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24 (2)	9,000	3,977
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (14)	7,000	8,146
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	9,300	3,885
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	33,855	11,428
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/30	10,000	2,953
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31 (14)	9,000	2,383
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31	15,000	4,134
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	2,731
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	5,000	1,307
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	6,420	1,679
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32 (2)	22,085	22,469
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/33	3,000	738
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/34	8,210	1,895
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/35	6,000	1,334
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/36	12,925	2,623
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/37	14,365	2,739
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38	20,000	3,573
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38	15,000	2,763
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	6,900	7,449
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/38	5,000	5,509
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	25,150	4,210
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/40	10,000	1,571
New Jersey Transp. Trust Fund Auth. Transp.
System Rev.	5.500%	12/15/15 (2)	4,600	5,319
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)(ETM)	770	882
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)	230	258
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (14)(ETM)	20,000	23,203
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	1,560	1,956
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)	19,535	23,361
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	22,095	25,728
New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	5,000	5,526
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	5,000	5,479
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	3,325	3,612
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	8,900	10,196
New Jersey Turnpike Auth. Rev.	5.000%	1/1/30 (4)	18,500	19,241
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35 (4)	10,000	10,228
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	10,500	10,795
New Jersey Turnpike Auth. Rev.	5.000%	1/1/36	15,000	15,354
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	28,385	29,524
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,207
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,856
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,220	2,379
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	3,035
Port Auth. of New York & New Jersey CP	5.375%	3/1/28	1,100	1,252
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/27	7,680	8,037
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28	9,000	9,227
Port Auth. of New York & New Jersey Rev.	5.000%	3/1/29	4,500	4,824
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	9,500	9,666
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33	9,500	9,671

Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	10,000	10,381
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (14)	7,095	7,306
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38	5,000	5,111
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (14)	4,215	1,191
Rutgers State Univ. New Jersey	6.400%	5/1/13	2,120	2,295
Rutgers State Univ. New Jersey	5.000%	5/1/39	5,000	5,228
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,047
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,508
South Jersey Transp. Auth. New Jersey Transp.
System Rev. VRDO	0.130%	3/5/10 LOC	9,500	9,500
Stafford NJ Muni. Util. Auth. Water & Sewer
Rev.	5.500%	6/1/11 (14)	1,465	1,504
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12 (Prere.)	38,620	41,717
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.000%	6/1/12 (Prere.)	20,650	23,051
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/13	1,225	1,288
Tobacco Settlement Financing Corp. New
Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	23,794
2 Tobacco Settlement Financing Corp. New
Jersey Rev.	4.500%	6/1/23	22,795	21,592
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.625%	6/1/26	8,000	6,605
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/29	10,000	7,813
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.750%	6/1/34	7,000	4,863
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41	19,265	13,061
Union County NJ PCR (Exxon) VRDO	0.060%	3/1/10	1,000	1,000
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (14)	1,975	2,060
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (14)	2,185	2,253
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (14)	2,420	2,474
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (14)(ETM)	2,550	2,791
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,443
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,151
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	2,000	2,040
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,739
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,027
				2,037,864
Puerto Rico (1.2%)
Puerto Rico GO	5.500%	7/1/18	5,540	5,908
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	4,074
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,802
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	17,000	3,360
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,539
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,236
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	915
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	16,200	807
				24,641
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,497
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	1,500	1,498
				4,995

Guam (0.2%)
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,330
Total Tax-Exempt Municipal Bonds (Cost $1,990,754)				2,070,830
Other Assets and Liabilities-Net (0.1%)				1,070
Net Assets (100%)				2,071,900

1 Securities with a value of $1,722,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

New Jersey Long-Term Tax-Exempt Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(80)	(9,415)	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

New Jersey Long-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,070,830	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	(3)	2,070,830	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $1,994,657,000. Net unrealized appreciation of investment securities for tax purposes was $76,173,000, consisting of unrealized gains of $92,452,000 on securities that had risen in value since their purchase and $16,279,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.